SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Consolidated VIE and VIE's subsidiaries	12 Months Ended
Dec. 31, 2017
Term of the loan	10 years
Percentage of net profit	100.00%
Term of Exclusive Services Agreement	10 years